A T B C | Fidelity Stock Selector All Cap Fund
Fund Summary Fund/Class: Fidelity® Stock Selector All Cap Fund/Fidelity Advisor® Stock Selector All Cap Fund A, T, B, C
Investment Objective
The fund seeks capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 26 of the prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees A T B C Fidelity Stock Selector All Cap Fund	Class A		Class T		Class B		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	5.00%	[2]	1.00%	[3]
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	Declines over 6 years from 5.00% to 0%.
[3]	On Class C shares redeemed less than one year after purchase.

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses A T B C Fidelity Stock Selector All Cap Fund	Class A	Class T	Class B		Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.50%	0.50%	0.50%		0.50%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%		1.00%
Other expenses	0.26%	0.27%	0.34%		0.28%
Total annual operating expenses	1.01%	1.27%	1.84%	[1]	1.78%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Sell All Shares
Expense Example A T B C Fidelity Stock Selector All Cap Fund (USD $)	Class A	Class T	Class B	Class C
1 year	672	475	687	281
3 years	878	739	879	560
5 years	1,101	1,023	1,195	964
10 years	1,740	1,830	1,839	2,095

Hold Shares
Expense Example, No Redemption A T B C Fidelity Stock Selector All Cap Fund (USD $)	Class A	Class T	Class B	Class C
1 year	672	475	187	181
3 years	878	739	579	560
5 years	1,101	1,023	995	964
10 years	1,740	1,830	1,839	2,095

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in stocks.
  Normally investing primarily in common stocks.
  Allocating the fund's assets among Fidelity equity sector central funds (sector central funds) that provide exposure to different sectors of the U.S. stock market (at present, these sectors include consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities). Sector central funds are specialized investment vehicles designed to be used by Fidelity funds.
  Through the sector central funds, investing in domestic and foreign issuers, and in "growth" and/or "value" stocks.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for updated return information.
Year-by-Year Returns
The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown. Calendar Year

During the period shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	9.75%	March 31, 2013
Lowest Quarter Return	2.83%	June 30, 2013
Year-to-Date Return	6.86%	September 30, 2014

Average Annual Returns
Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

For the periods ended
December 31, 2013
Average Annual Total Returns A T B C Fidelity Stock Selector All Cap Fund	Past 1 year	Life of class		Inception Date
Class A Return Before Taxes	25.91%	23.62%	[1]	Oct. 23, 2012
Class A Return After Taxes on Distributions	24.13%	22.10%	[1]	Oct. 23, 2012
Class A Return After Taxes on Distributions and Sale of Fund Shares	16.03%	18.00%	[1]	Oct. 23, 2012
Class T Return Before Taxes	28.60%	25.78%	[1]	Oct. 23, 2012
Class B Return Before Taxes	27.54%	25.69%	[1]	Oct. 23, 2012
Class C Return Before Taxes	31.57%	28.94%	[1]	Oct. 23, 2012
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	32.39%	28.15%	[1]	Oct. 23, 2012
[1]	From October 23, 2012.